Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) (USD $)	3 Months Ended								9 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Cash Dividends Paid to Parent Company											$ 0	$ 2,400,000	$ 1,600,000
Interest Income	7,263,000	7,389,000		7,193,000	7,357,000	7,706,000	7,680,000	7,704,000	22,288,689	22,743,098	24,791,224	29,482,164	30,447,367	33,742,799
Miscellaneous Income	1,808,000	1,486,000		1,536,000	1,470,000	1,738,000	1,743,000	1,945,000	4,626,384	4,950,822	4,364,854	6,162,783	6,895,804	5,979,341
Expenses:
Interest Expense	1,370,000	1,385,000		1,550,000	1,664,000	1,796,000	1,959,000	2,114,000	4,262,965	5,419,314	7,459,816	5,813,056	7,532,936	10,273,737
Other Expenses											2,713,044	4,390,766	4,177,210
Income Before Income Taxes	1,849,000	2,467,000	2,045,000	1,753,000	1,699,000	1,383,000	1,172,000	877,000	6,360,804	4,254,182	2,658,708	8,113,908	5,131,546	3,335,980
Income Tax Benefit	528,000	756,000		451,000	480,000	361,000	293,000	206,000	1,852,584	1,134,389	703,759	2,303,168	1,340,384	951,084
Net Income	1,321,000	1,711,000	1,477,000	1,302,000	1,219,000	1,022,000	879,000	671,000	4,508,220	3,119,793	1,954,949	5,810,740	3,791,162	2,384,896
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	330,000	440,000	440,000	440,000
Net Income Available To Common Shareholders	1,211,000	1,601,000	1,367,000	1,192,000	1,109,000	912,000	769,000	561,000	4,178,220	2,789,793	1,624,949	5,370,740	3,351,162	1,944,896
Parent Company [Member]
Income:
Equity In Earnings Of Security Federal Bank											2,229,630	3,779,212	2,558,986
Interest Income											22,941	0	0
Miscellaneous Income											0	12,937	15,771
Total Income											2,252,571	6,192,149	4,174,757
Expenses:
Interest Expense											449,049	587,859	589,988
Other Expenses											16,814	19,382	18,223
Total Expenses											465,863	607,241	608,211
Income Before Income Taxes											1,786,708	5,584,908	3,566,546
Income Tax Benefit											(168,241)	(225,832)	(224,616)
Net Income											1,954,949	5,810,740	3,791,162
Preferred Stock Dividends											330,000	440,000	440,000
Net Income Available To Common Shareholders											$ 1,624,949	$ 5,370,740	$ 3,351,162